SUPPLEMENT DATED APRIL 2, 2015

 FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2015

1.	In "The Funds Summary Section" for the Floating Rate Fund, the information under the heading "Portfolio Manager" is deleted in its entirety and replaced with the following:
Portfolio Manager:  The Fund is managed by Muzinich by a team of investment professionals who have active roles in managing the Fund. Bryan Petermann has served as Portfolio Manager of the Fund since the Fund's inception in 2013 and Clinton Comeaux has served as Portfolio Manager of the Fund since December 2014.
2.
In "The Funds Summary Section" for the Fund For Income, the second sentence in the first paragraph under the heading "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

High yield bonds include both bonds that are rated below Baa3 by Moody's Investors Service, Inc. or below BBB- by Standard & Poor's Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.

3.	In "The Funds Summary Section" for the Fund For Income, the information under the heading "Portfolio Manager" is deleted in its entirety and replaced with the following:

Portfolio Manager:  The Fund has been managed by Muzinich since 2009 by a team of investment professionals who have active roles in managing the Fund. Clinton Comeaux has served as Portfolio Manager of the Fund since 2009 and Bryan Petermann has served as Portfolio Manager of the Fund since 2010.

4.
In "The Funds in Greater Detail" section for the Fund For Income, the second sentence in the first paragraph under the heading "Principal Investment Strategies" is deleted in its entirety and replaced with the following:

High yield bonds include both bonds that are rated below Baa3 by Moody's Investors Service, Inc. or below BBB- by Standard & Poor's Ratings Services as well as unrated bonds that are determined by the Fund to be of equivalent quality.

5.
In the "Fund Management In Greater Detail" section, the information under the heading "The Subadvisers" related to the Fund For Income and the Floating Rate Fund is deleted in its entirety and replaced with the following:

The Fund For Income and the Floating Rate Fund are managed by a team of investment professionals who have active roles in managing the Funds.  The following investment professionals manage the Fund For Income and the Floating Rate Fund:  Bryan Petermann, Portfolio Manager, who joined Muzinich in 2010 and prior thereto served as Managing Director, Head of High Yield, at Pinebridge Investments (f/k/a AIG Investments), for the last 5 years of his tenure (2000-2010); and Clinton Comeaux, Portfolio Manager, who joined Muzinich in 2006.  Mr. Comeaux has served as Portfolio Manager of the Fund For Income since 2009 and Mr. Petermann has served as Portfolio Manager of that Fund since 2010.  Mr. Petermann has served as Portfolio Manager of the Floating Rate Fund since its inception in April 2013 and Mr. Comeaux has served as Portfolio Manager of that Fund since December 2014.  Messrs. Peterman and Comeaux also serve as Portfolio Managers of another First Investors Fund.
* * * * *
Please retain this Supplement for future reference.
IEP0415

SUPPLEMENT DATED APRIL 2, 2015

FIRST INVESTORS INCOME FUNDS
STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2015

1.In Part I, in the "Portfolio Managers" section, under the heading "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2014", the information related to Muzinich & Co., Inc. ("Muzinich") is deleted in its entirety and replaced with the following:

Muzinich's Portfolio Managers:
Clinton Comeaux: Fund For Income Floating Rate*	Other Registered Investment Companies	1	$100.1	0	$0
	Other Pooled Investment Vehicles	18	$13,604.1	4	$1,824.7
	Other Accounts	28	$1,821.2	4	$293.0
Bryan Petermann: Fund For Income Floating Rate	Other Registered Investment Companies	1	$89.3	0	$0
	Other Pooled Investment Vehicles	17	$18,231.1	2	$342.5
	Other Accounts	19	$1,399.0	1	$179.4
* Mr. Comeaux has served as portfolio manager of the Floating Rate Fund since December 2014.

2.
In Part I, in the "Portfolio Managers" section, under the heading "D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2014", the information related to Muzinich is deleted in its entirety and replaced with the following:

Muzinich's Portfolio Managers:
Name	Funds covered by this SAI	Dollar Range of Fund Ownership (dollars)
Clinton Comeaux*	Fund For Income	$50,001 - $100,000
	Floating Rate Fund	None
Bryan Petermann	Fund For Income and Floating Rate Fund	None
* Mr. Comeaux has served as portfolio manager of the Floating Rate Fund since December 2014.

3.
In Part II, in the "Descriptions of Investment Strategies and Risks" section, the fifth sentence in the first paragraph under the heading "E. High Yield Securities" is deleted in its entirety and replaced with the following:

The Fund For Income considers debt securities that are rated below Baa3 by Moody's or below BBB- by S&P as well as unrated bonds that are determined by the Fund to be of equivalent quality to be below investment grade.
4.	In Part II, in the "Portfolio Holdings Information Policies and Procedures" section, the table under the fourth paragraph is deleted in its entirety and replaced with the following:

Service Provider	Service	Holding Access
FIMCO	Investment Adviser of the Funds.	Complete list on a daily basis with no lag time.
Investment Sub-Adviser	Investment sub-adviser of one or more Funds.	Complete list of holdings under investment sub-adviser's management on a daily basis with no lag time.
The Bank of New York Mellon Corporation and its foreign sub-custodians	Funds' custodian and foreign custody manager, and foreign sub-custodians.	Complete list on a daily basis with no lag time.
Tait, Weller & Baker	Funds' independent public accounting firm.	Complete list on daily basis with no lag time.
KPMG LLP	FIMCO's independent public accounting firm.	Complete list on daily basis with no lag time.
Lipper, Inc.	Provide performance and portfolio analytics reporting for the Funds.	Complete list on quarterly basis with a 30 day lag time.
FactSet Research Systems, Inc.	Provide performance and portfolio analytics reporting for the Funds.	Complete list on daily basis with no lag time.
Morningstar	Provide performance and portfolio analytics reporting for the Funds.	Complete list on quarterly basis with a 30 day lag time.
Bloomberg	Provide research and portfolio analytics reporting for the Funds.	Complete list on daily basis with no lag time.
Interactive Data Corp	Provide pricing service used for the Funds.	Complete list on daily basis with no lag time.
Standard & Poor's Securities Evaluations, Inc.	Provide back-up pricing service for the Funds.	Complete list on weekly basis with no lag time.
Broadridge Investor Communication Solutions, Inc.	Proxy voting services employed by the Funds.	Complete list on daily basis with no lag time.
5.	In Part II, in the "General Information" section, the first paragraph is deleted in its entirety and replaced with the following:

Custodian. The Bank of New York Mellon Corp. ("BNY Mellon"), One Wall Street, New York, NY 10286, is custodian of the securities and cash of each Fund. BNY Mellon employs foreign subcustodians and foreign securities depositories to provide custody of foreign assets.

* * * * *

Please retain this Supplement for future reference.

IFSAI0415